Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment, net
	Estimated Useful Life	September 30, 2021	December 31, 2020
Property and equipment:
Leasehold improvements	Lesser of useful life or life of lease	$1,492	$1,479
Furniture and fixtures	5 years	1,090	893
Capitalized website development	1 – 3 years	577	548
Computer equipment	3 years	189	138
Work-in-progress	n.a.	74	—
		3,422	3,058
Less: Accumulated depreciation		(1,212)	(338)
Property and equipment, net:		$2,210	$2,720

	Estimated Useful Life	December 31,
		2020	2019
Property and equipment:
Leasehold improvements	Lesser of useful life or life of lease	$1,479	$—
Furniture and fixtures	5 years	893	—
Capitalized website development	1 – 3 years	548	—
Computer equipment	3 years	138
Work-in-progress	n.a.	—	78
		3,058	78
Less: Accumulated depreciation		(338)	—
Property and equipment, net:		$2,720	$78